Income Taxes - Schedule of Income Taxes (Details) (Parenthetical) - Image P2P Trading Group Limited [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income tax rate	0.00%	0.00%	0.00%	0.00%
PRC [Member]
Income tax rate	25.00%	25.00%	25.00%	25.00%